Property and Equipment, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5 - PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2024 and March 31, 2024 consisted of the following:

	December 31, 2024	March 31, 2024
Furniture & Fixtures	$419,950	$400,558
Machinery & Equipment	267,477	212,317
Automobile	669,909	306,607
Leasehold improvements	963,759	976,870
Building	3,663,215	-
Construction in progress-Software	1,910,000	275,000
Properties for rental business	65,618	-
Property and Equipment	7,959,928	2,171,352
Less: Accumulated depreciation	(727,239)	(416,330)
Property and Equipment, net	$7,232,689	$1,755,022

For the nine months ended December 31, 2024 and 2023, the depreciation expenses were $310,910 and $203,788, respectively.

In December 2023, the Company engaged DFT, a former related party, for certain technology services, such as ERP system. The total contract price for the ERP system is $2,500,000, subject to adjustments. The final delivery of the ERP system is scheduled for May 10, 2025, subject to adjustments mutually agreed upon by the parties in response to any changes in project scope or unforeseen delays. As of December 31, 2024 and March 31, 2024, the accumulative payments to DFT for development of the ERP system were $2,446,580 and $1,554,000, respectively. As of December 31, 2024 and March 31, 2024, construction in progress was $1,910,000 and $275,000, respectively, and primarily relating to the cost incurred to develop the software by DFT. As of December 31, 2024 and March 31, 2024, the Company had a prepayment of $536,580 and $1,279,000, respectively, to DFT (see Note 13 - Long-term prepayment for software development - related parties, net).

On August 12, 2024, the Company entered into a purchase agreement with He’s Realty Holdings LLC (the “Seller”), a third party, to purchase an office property. The final purchase price of the property was $3,594,000 and closing cost was $69,215. The Company paid $628,211 in cash to the Seller, withdrew $1,235,004 from its line of credit with Peapack-Gladstone Bank, and financed the remaining $1,800,000. On August 13, 2024, the Company’s subsidiary, AOFL LLC, obtained a one-year short-term loan of $1,800,000 from He’s Realty Holdings LLC with an annual interest rate of 6.5%. The principal amount shall be paid to He’s Realty Holdings LLC in one or more installments on or before August 11, 2025, and during the one-year borrowing period, AOFL LLC only needs to pay interest of $9,750 to He’s Realty Holdings LLC on a monthly basis. The collateral provided was the office purchased by AOFL LLC. The loan was paid off in full on November 29, 2024.

In October 2024, the Company started to offer rental services through its subsidiaries, GOBIKE INC, in New York, and FLYLA INC, in Log Angeles. The rental term is from one hour to one month. In New York, the Company offers a single model of E-Bike for rent, FLY 11 PRO GOFLY as of the date of this report. In Log Angeles, the Company offers 31 types of E-Bikes and E-scooters for rent, including FLY AIR2, FLY TANK, and FLY 11 PRO.

5 - PROPERTY AND EQUIPMENT, NET

Property and equipment as of March 31, 2024 and 2023 consisted of the following:

	March 31, 2024	March 31, 2023
Furniture & Fixtures	$400,558	$113,485
Machinery & Equipment	212,317	103,684
Automobile	306,607	242,633
Leasehold improvements	976,870	575,134
Construction in progress-Software	275,000	-
Property and Equipment	2,171,352	1,034,936
Less: Accumulated depreciation	(416,330)	(249,651)
Property and Equipment, net	$1,755,022	$785,285

For the years ended March 31, 2024 and 2023, the depreciation expenses were $272,708 and $145,783, respectively.

In December 2023, the Company engaged DFT, a related party, for certain technology services, for example ERP system. The total contract price for the technology services provided will be up to $2.5 million, which will be payable in installments as per the milestones outlined. The final delivery of the ERP system is scheduled for May 10, 2025, subject to adjustments mutually agreed upon by the parties in response to any changes in project scope or unforeseen delays. As of March 31, 2024, construction in progress was $275,000 and primarily relating to the cost incurred to develop the software from DFT. As of March 31, 2024, the Company had a prepayment of $1,279,000 to DFT (see Note 13 - Long-term prepayment for software development - related parties, net). In the future, the Company needs to pay up to $0.9 million to DFT.